Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies

25.  Commitments and contingencies

Aircraft related commitments and financing arrangements

Committed expenditures for aircraft purchase and related flight equipment related to the Airbus purchase agreement, including estimated amounts for contractual prices escalations and pre-delivery payments, will be as follows:

			Commitment
	Commitment		expenditures
	expenditures in		equivalent in
	thousands of U.S.		thousands of
	dollars		Mexican pesos(1)
2022	US$	114,563	Ps.	2,358,108
2023		314,660		6,476,797
2024		903,776		18,602,869
2025		981,657		20,205,930
2026 and thereafter		4,362,996		89,805,726
	US$	6,677,652	Ps.	137,449,430
(1)	Using the exchange rate as of December 31, 2021 of Ps.20.5835.

All aircraft acquired by the Company through the Airbus purchase agreement through December 31, 2021, have been executed through sale and leaseback transactions.

In addition, we have commitments to execute sale and leaseback over the next two years. The estimated proceeds from these commitments are as follows:

	Aircraft sale prices estimated
	in thousands of U.S. dollars		In thousands of Mexican pesos (1)
2022	US$	705,500	Ps.	14,521,659
2023		108,000		2,223,018
	US$	813,500	Ps.	16,744,677
(1)	Using the exchange rate as of December 31, 2021 of Ps.20.5835.

For future aircraft deliveries the Company will review the lease and financing structure applicable based on the then current market conditions.

The future lease payments for these non-cancellable sale and leaseback contracts are as follows:

	Aircraft leases
	in thousands of U.S.		In thousands of Mexican
	dollars		pesos (1)
2022	US$	40,589	Ps.	835,464
2023		75,098		1,545,780
2024		79,244		1,631,119
2025		79,244		1,631,119
2026 and thereafter		676,748		13,929,842
	US$	950,923	Ps.	19,573,324
(1)	Using the exchange rate as of December 31, 2021 of Ps.20.5835.

Purchase of additional A320 New Engine Option (“NEO”) family aircraft

On December 28, 2017, the Company amended the agreement with Airbus, S.A.S. (“Airbus”) for the purchase of additional 80 A320NEO family aircraft to be delivered from 2022 to 2026, which was further amended in July 2020 to reschedule the deliveries between 2023 and 2028. Additionally, in November 2021 the Company entered into a new amendment to the referred agreement to purchase 39 additional A32O New Engine Option family Aircraft to be delivered between 2023 and 2029, all to support the Company’s targeted growth markets in Mexico, United States, Central America and South America.

Litigation

The Company is a party to legal proceedings and claims that arise during the ordinary course of business. Certain proceedings are considered possible obligations. Based on the plaintiffs’ claims, as of December 31, 2021 and 2020, these possible contingencies amount to a total of Ps.163 million and Ps.125 million respectively.